FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value and estimated fair value of the Company's financial instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2015 and 2014 are as follows:

All figures in USD '000	Fair Value Hierarchy Level	2015 Fair Value	2015 Carrying Value	2014 Fair Value	2014 Carrying Value
Cash and Cash Equivalents	1	5,339	5,339	46,398	46,398
Firm Commitment	2	3,077	3,077	-	-
Forward Contracts	2	(3,087)	(3,087)	-	-
Credit Facility	2	(47,000)	(47,000)	-	-